Document and Entity Information	Mar. 09, 2023
Cover [Abstract]
Entity Registrant Name	MASTEC INC
Amendment Flag	true
Entity Central Index Key	0000015615
Document Type	8-K/A
Document Period End Date	Mar. 09, 2023
Entity Incorporation State Country Code	FL
Entity File Number	001-08106
Entity Tax Identification Number	65-0829355
Entity Address, Address Line One	800 S. Douglas Road
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Coral Gables
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	(305)
Local Phone Number	599-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 Par Value
Trading Symbol	MTZ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (“Amendment No. 1”) amends Item 5.02 of the Current Report on Form 8-K, filed by MasTec, Inc. (the “Company”) on March 15, 2023 (the “Original Filing”), to disclose certain compensation arrangements in connection with the appointment of Paul DiMarco to serve as its Executive Vice President and Chief Financial Officer, which arrangements had not yet been determined when the Original Filing was filed. This Amendment No. 1 supplements the Original Filing and should be read in conjunction with the Original Filing.On March 30, 2023, the Company entered into an employment agreement with Mr. DiMarco (the “Agreement”), relating to his becoming the Company’s Executive Vice President and Chief Financial Officer. The Agreement remains in effect until terminated and provides that Mr. DiMarco will be paid an initial annual base salary of $500,000. The Agreement also provides for an annual performance bonus of up to his base salary based on the achievement of goals established by the Compensation Committee of the Company’s Board of Directors (the “Committee”), as determined in the Committee’s sole discretion, so long as Mr. DiMarco continues to provide active, full-time service through the applicable bonus period and the date the bonus is paid. Following termination of Mr. DiMarco’s employment by the Company without cause (as defined in the Agreement) or by Mr. DiMarco for good reason (as defined in the Agreement), Mr. DiMarco would receive his base salary, an amount equal to the average performance bonus (as defined in the Agreement) he received preceding termination and certain employee benefits set forth in the Agreement paid over a period of twelve months from the date of termination. If Mr. DiMarco’s employment is terminated other than for cause and he has not breached certain of his obligations set forth in the Agreement, his restricted stock and stock options that he currently has or may have in the future would continue to vest until they are fully vested, and any existing and future stock option grants will remain exercisable for the full term of the grant, subject further in all cases, to the terms of the Company’s incentive plans. If there is a change of control (as defined in the Agreement) of the Company during the employment term and Mr. DiMarco’s employment is terminated by the Company without cause or by him for good reason within 12 months thereafter, Mr. DiMarco would be entitled (i) to a lump sum payment equal to the sum of (x) one and a half times his base salary and (y) one and a half times his average performance bonus, (ii) the immediate vesting of any previously unvested options and restricted stock and (iii) the continuation of benefits as set forth in the Agreement; provided, that, under certain circumstances, any change in control payment would be reduced to avoid triggering an excise tax on such payment. The Agreement also contains confidentiality, non-competition and non-solicitation provisions. The foregoing description of the Agreement is only a summary and is qualified in its entirety by reference to the full text of the Agreement, which will be filed as an exhibit to the Company’s next quarterly report on Form 10-Q.